SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of Estimates

Use of Estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group's financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, useful lives of property and equipment, realization of deferred tax assets, impairment of long-lived assets, commitment deposits, loans receivable and cost method investment, estimate of income taxes for interim periods, share-based compensation expense, fair value of the available-for-sale security, uncertain income tax positions and purchase price allocation. Changes in facts and circumstances may result in revised estimates. Actual results could materially differ from those estimates.

Principles of Consolidation

Principles of Consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, the PRC Domestic Entities in which the Company, through its WOFEs, has a controlling financial interest, and the PRC Domestic Entities' subsidiaries. The Company has determined that it has a controlling financial interest, even though it does not hold a majority of the voting equity interest in an entity, because the Company has the ability to control the PRC Domestic Entities through the WOFEs' rights to all the residual benefits of the PRC Domestic Entities and the WOFEs' obligation to fund losses of the PRC Domestic Entities, As a result, the PRC Domestic Entities are included in the unaudited interim condensed consolidated financial statements. All significant intercompany balances and transactions between the Company, its subsidiaries and the PRC Domestic Entities have been eliminated in consolidation.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments of the Group primarily include cash and cash equivalents, restricted cash, accounts receivable, funds receivable, investments including cost method investment, fixed-rate time deposits and available-for-sale securities, loan receivable, short-term loans, long-term loans, balance with a related party and convertible senior notes (Note 20 and related derivative liabilities. As of December 31, 2014 and September 30, 2015, the carrying values of these financial instruments, other than the cost method investment, available-for-sale securities, long-term loans, convertible senior notes and related derivative liabilities, approximated their fair values due to the short-term maturity of these instruments. The available-for-sale securities were recorded at fair value based on quoted price in active markets as of December 31, 2014 and September 30, 2015.  The carrying values of the long-term loans approximate their fair values, as the loans bear interest at rates determined based on the prevailing interest rates in the market. The convertible senior notes were recognized based on residual proceeds after allocation to the derivative liabilities at fair market value. The estimated fair value of the convertible senior notes based on a market approach was approximately US$480,840 as of September 30, 2015, and represents a Level 3 valuation in accordance with ASC 820, “Fair Value Measurements and Disclosures”. When determining the estimated fair value of the convertible senior notes, the Group used a commonly accepted valuation methodology and market-based risk measurements that are indirectly observable, such as credit risk. The fair value of the bifurcated derivative liabilities was insignificant for the nine months ended 2014 and 2015. The Group determined that it was not practicable to estimate the fair value of its cost method investment as of September 30, 2015 and measures the cost method investment at fair value on a nonrecurring basis only if an impairment charge were to be recognized.

The Group applies ASC 820 in measuring fair value.  ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group measures its available-for-sale securities at fair value using quoted prices from the active markets.

Assets measured at fair value on a recurring basis as of December 31, 2014 and September 30, 2015 are summarized below:

Fair Value Measurement at December 31, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
	(Audited)	(Audited)	(Audited)	(Audited)
	US$	US$	US$	US$

Available-for-sale securities	59,035			59,035

Fair Value Measurement at September 30, 2015
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$	US$

Available-for-sale securities	50,420			50,420

Revenue Recognition

Revenue Recognition

Revenues are derived from online marketing services, e-commerce services, listing services, financial service and other value-added services. Revenues for each type of service sales are recognized only when the following criteria are met: (a) persuasive evidence of an arrangement exists; (b) price is fixed or determinable; (c) delivery of services has occurred; and (d) collectability is reasonably assured.

Financial services are service provided by the Group though its online financial platform www.txdai.com and offline micro loan subsidiaries. The Group provides secured loans in the form of entrusted loans, mortgage loans and unsecured loans, primarily to home buyers, real estate developers and other borrowers that meet its credit assessment requirements. Revenues derived from loan interest income and annual service fees are recognized in other value-added services using the effective interest rate method.

Real estate online brokerage services included in e-commerce services for which the Group acts as an intermediary between sellers and buyers of secondary real properties, and services primarily include property listing, advisory services and transaction negotiation and documentation. In addition to property sales, the Group also assists property owners and potential renters with leasing transactions. Different from conventional real estate brokers in China, the Group does not maintain extensive physical sales offices and instead rely primarily on our websites and mobile apps to source customers. Revenues derived from commission fees are recognized upon the execution of a transaction agreement between customers for which the Group acts as the broker in accordance with ASC 605-20.

Online decoration services included in e-commerce services The Company launched online home-decorating services in the second quarter of 2015. Based on the customer's budget and plan for decoration, the Company retains in-house interior designers and engages third-party contractors to perform remodeling, renovating, furnishing and other home improvement services. The Company generally charges the customers a fixed feebased on the square footage of the premises undergoing decoration. The Company source customers primarily through the websites and mobile apps. Revenues derived from decoration services where the Group designs and renovates the properties for its customers are recognized based on the percentage-of-completion method in accordance with ASC 605-35.

Recent accounting pronouncements

Recent Accounting Pronouncement

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09 (“ASU 2014-09”), “Revenue from Contracts with Customers”. ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on the consolidated financial statements.

In January 2015, the FASB issued ASU 2015-01, "Income Statement-Extraordinary and Unusual Items," which eliminates the concept of extraordinary and unusual items from U.S. GAAP. The new guidance is effective prospectively for the Company for the year end ending March 31, 2017 and interim reporting periods during the year ending March 31, 2017. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of ASU 2015-03 on the consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-03 (“ASU 2015-03”), “Interest—Imputation of Interest”. ASU 2015-03 requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the debt liability rather than as an asset. ASU 2015-03 is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of ASU 2015-03 on the consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17 (“ASU 2015-17”), “Income Taxes (Topic 740)”. ASU 2015-17 requires that deferred income tax liabilities and assets be classified as noncurrent in a classified statement of financial position. ASU 2015-17 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of ASU 2015-17 on the consolidated financial statements.